UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Equity Income Fund
The fund's portfolio
2/28/09 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and defense (1.5%)
L-3 Communications Holdings, Inc.	36,800	$2,489,520
Northrop Grumman Corp.	722,800	27,003,808
Raytheon Co.	51,600	2,062,452
		31,555,780

Banking (2.3%)
Bank of New York Mellon Corp. (The)	479,100	10,621,647
M&T Bank Corp.	96,400	3,528,240
Northern Trust Corp.	41,200	2,288,660
PNC Financial Services Group	171,607	4,691,735
U.S. Bancorp	1,172,100	16,772,751
Wells Fargo & Co.	823,415	9,963,322
		47,866,355

Biotechnology (4.4%)
Amgen, Inc. (NON)	1,111,100	54,366,123
Genentech, Inc. (NON)	294,500	25,194,475
Life Technologies Corp. (NON)	420,300	12,251,745
		91,812,343

Cable television (0.4%)
Comcast Corp. Class A	452,700	5,912,262
Comcast Corp. Special Class A	265,700	3,228,255
		9,140,517

Chemicals (2.2%)
FMC Corp.	397,500	16,070,925
Lubrizol Corp. (The)	629,700	17,310,453
Mosaic Co. (The)	271,700	11,696,685
		45,078,063

Communications equipment (0.2%)
Cisco Systems, Inc. (NON)	292,400	4,260,268
		4,260,268

Computers (1.2%)
Apple, Inc. (NON)	152,700	13,637,637
IBM Corp.	113,200	10,417,796
		24,055,433

Conglomerates (1.0%)
General Electric Co.	264,400	2,250,044
Honeywell International, Inc.	409,900	10,997,617
Tyco International, Ltd. (Bermuda)	351,400	7,045,570
		20,293,231

Consumer finance (1.2%)
Capital One Financial Corp.	2,136,400	25,743,620
		25,743,620

Consumer goods (5.9%)
Clorox Co.	654,469	31,807,193
Energizer Holdings, Inc. (NON)	836,300	35,283,497
Kimberly-Clark Corp.	808,300	38,079,013
Procter & Gamble Co. (The)	372,000	17,919,240
		123,088,943

Containers (0.1%)
Ball Corp.	70,100	2,824,329
		2,824,329

Distribution (0.5%)
Genuine Parts Co.	370,000	10,411,800
		10,411,800

Electric utilities (9.2%)
Alliant Energy Corp.	366,400	8,474,832
CMS Energy Corp.	204,600	2,262,876
Edison International	2,163,900	58,901,358
Entergy Corp.	47,964	3,232,294
FirstEnergy Corp.	91,100	3,877,216
NV Energy, Inc.	4,790,300	44,406,081
OGE Energy Corp.	201,800	4,423,456
Pepco Holdings, Inc.	2,613,500	39,202,500
PG&E Corp.	755,600	28,879,032
		193,659,645

Electrical equipment (0.6%)
Hubbell, Inc. Class B	442,400	11,643,968
		11,643,968

Electronics (0.7%)
Intel Corp.	1,123,500	14,313,390
		14,313,390

Financial (4.6%)
Assurant, Inc.	1,566,500	31,956,600
Discover Financial Services	4,383,742	25,118,842
JPMorgan Chase & Co.	1,753,891	40,076,409
		97,151,851

Forest products and packaging (1.5%)
Crown Holdings, Inc. (NON)	322,100	6,789,868
Packaging Corp. of America	1,515,600	16,050,204
Sonoco Products Co.	415,100	7,998,977
		30,839,049

Health-care services (3.0%)
AmerisourceBergen Corp.	891,800	28,323,568
Cardinal Health, Inc.	679,800	22,059,510
IMS Health, Inc.	536,700	6,719,484
WellPoint, Inc. (NON)	189,000	6,410,880
		63,513,442

Insurance (6.1%)
ACE, Ltd. (Switzerland)	402,400	14,691,624
Allied World Assurance Company Holdings, Ltd. (Bermuda)	341,000	13,097,810
Allstate Corp. (The)	289,100	4,865,553
Arch Capital Group, Ltd. (Bermuda) (NON)	39,700	2,143,800
Axis Capital Holdings, Ltd. (Bermuda)	529,600	11,852,448
Fidelity National Title Group, Inc. Class A	205,200	3,400,164
Marsh & McLennan Cos., Inc.	227,600	4,080,868
MetLife, Inc.	487,500	8,999,250
PartnerRe, Ltd. (Bermuda)	316,799	19,609,858
Platinum Underwriters Holdings, Ltd. (Bermuda)	677,740	19,003,830
Travelers Cos., Inc. (The)	384,600	13,903,290
W.R. Berkley Corp.	618,800	12,877,228
		128,525,723

Investment banking/Brokerage (2.8%)
Invesco, Ltd.	422,500	4,829,175
State Street Corp.	2,145,800	54,224,366
		59,053,541

Machinery (0.3%)
CNH Global NV (Netherlands)	240,800	1,757,840
Deere (John) & Co.	188,300	5,176,367
		6,934,207

Manufacturing (1.1%)
Teleflex, Inc.	391,800	18,610,500
Thomas & Betts Corp. (NON)	148,500	3,402,135
		22,012,635

Medical technology (1.7%)
Covidien, Ltd. (Bermuda)	714,075	22,614,755
Pall Corp.	513,300	12,201,141
		34,815,896

Metals (0.1%)
Steel Dynamics, Inc.	308,100	2,572,635
		2,572,635

Natural gas utilities (0.6%)
NiSource, Inc.	1,399,300	12,243,875
		12,243,875

Oil and gas (15.6%)
BP PLC ADR (United Kingdom)	609,000	23,361,240
Chevron Corp.	426,000	25,862,460
ConocoPhillips	673,600	25,158,960
Exxon Mobil Corp.	1,522,900	103,404,910
Marathon Oil Corp.	2,320,400	53,995,708
Occidental Petroleum Corp.	481,900	24,996,153
Total SA (France)	1,489,949	70,610,153
Total SA ADR (France)	100	4,720
		327,394,304

Pharmaceuticals (9.8%)
Abbott Laboratories	118,400	5,605,056
Eli Lilly & Co.	192,800	5,664,464
Johnson & Johnson	863,700	43,185,000
Merck & Co., Inc.	1,887,300	45,672,660

Pfizer, Inc.			2,069,500	25,475,545
Wyeth			1,959,800	79,999,036
				205,601,761

Railroads (0.2%)
Union Pacific Corp.			114,000	4,277,280
				4,277,280

Real estate (1.9%)
Annaly Capital Management, Inc. (R)			2,592,600	36,037,140
MFA Mortgage Investments, Inc. (R)			696,300	3,996,762
				40,033,902

Regional Bells (7.7%)
AT&T, Inc.			2,880,700	68,474,239
Verizon Communications, Inc.			3,277,400	93,504,222
				161,978,461

Retail (4.5%)
Big Lots, Inc. (NON)			373,881	5,798,894
CVS Caremark Corp.			1,387,200	35,706,528
Foot Locker, Inc.			728,300	6,052,173
TJX Cos., Inc. (The)			2,139,600	47,648,892
				95,206,487

Semiconductor (1.3%)
Atmel Corp. (NON)			6,972,600	24,892,182
Varian Semiconductor Equipment (NON)			151,800	2,770,350
				27,662,532

Software (1.2%)
Microsoft Corp.			1,565,500	25,282,825
				25,282,825

Tire and rubber (0.1%)
Goodyear Tire & Rubber Co. (The) (NON)			352,900	1,566,876
				1,566,876

Tobacco (1.2%)
Philip Morris International, Inc.			747,500	25,018,825
				25,018,825

Waste Management (0.4%)
Republic Services, Inc.			472,000	9,392,800
				9,392,800

Total common stocks (cost $2,453,275,488)				$2,036,826,592

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
			Shares	Value

Mylan, Inc. 6.50% cv. pfd.			46,900	$37,981,684

Total convertible preferred stocks (cost $37,266,493)				$37,981,684

CONVERTIBLE BONDS AND NOTES (1.0%)(a)

			Principal amount	Value

Prudential Financial, Inc. cv. sr. unsec. notes FRN
0.366s, 2037			$21,412,000	$20,609,050

Total convertible bonds and notes (cost $19,674,082)				$20,609,050

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	12,063	$94,212

Total warrants (cost $--)				$94,212

TOTAL INVESTMENTS

Total investments (cost $2,510,216,063) (b)				$2,095,511,538

NOTES

(a) Percentages indicated are based on net assets of $2,098,482,870.

(b) The aggregate identified cost on a tax basis is $2,566,781,835, resulting in gross unrealized appreciation and depreciation of $82,490,307 and $553,760,604, respectively, or net unrealized depreciation of $471,270,297.

(NON) Non-income-producing security.

(R) Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at February 28, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At February 28, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,966,310,651	$--

Level 2	129,200,887	--

Level 3	--	--

Total	$2,095,511,538	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009